INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 10,438,091	R$ 10,536,481	R$ 10,536,481
Cost	13,332,146	12,566,827	12,322,397
Accumulated amortization	(2,326,021)	(2,128,736)	(1,785,916)
Effect of foreign exchange differences	1,048	41,907
Acquisitions	2,977	2,956
Transfer between groups - fixed assets	45,190	74,463
Write-offs		(798)
Amortization	(190,404)	(218,210)
Others	1,578	1,292
Acquisition of stakes in subsidiaries	707,645
Intangible assets, endning balance	11,006,125	10,438,091	10,536,481
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,126,255	4,126,255	4,126,255
Cost	5,328,376	4,675,302	4,675,302
Accumulated amortization	(549,047)	(549,047)	(549,047)
Acquisition of stakes in subsidiaries	653,074
Intangible assets, endning balance	4,779,329	4,126,255	4,126,255
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	40,239	85,276	85,276
Cost	881,322	858,748	718,929
Accumulated amortization	(856,205)	(818,509)	(633,653)
Effect of foreign exchange differences	15	4,748
Amortization	(9,669)	(49,785)
Transfers to other asset categories	(13,715)
Acquisition of stakes in subsidiaries	8,247
Intangible assets, endning balance	25,117	40,239	85,276
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	114,000	17,708	17,708
Cost	436,871	389,604	276,617
Accumulated amortization	(288,648)	(275,604)	(258,909)
Effect of foreign exchange differences	37	504
Acquisitions	2,977	2,956
Transfer between groups - fixed assets	45,190	70,819
Write-offs		(798)
Amortization	(36,325)	(26,975)
Transfers to other asset categories	21,300	49,786
Acquisition of stakes in subsidiaries	1,044
Intangible assets, endning balance	148,223	114,000	17,708
Trademarks And Patents [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	252,428	213,997	213,997
Cost	302,347	256,085	217,560
Accumulated amortization	(3,583)	(3,657)	(3,563)
Effect of foreign exchange differences	734	36,655
Amortization	(17)	(4)
Transfers to other asset categories	339	1,780
Acquisition of stakes in subsidiaries	45,280
Intangible assets, endning balance	298,764	252,428	213,997
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	5,902,886	6,090,962	6,090,962
Cost	6,383,219	6,384,805	6,431,706
Accumulated amortization	(628,538)	(481,919)	(340,744)
Effect of foreign exchange differences	262
Transfer between groups - fixed assets		3,644
Amortization	(144,393)	(141,446)
Transfers to other asset categories	(5,652)	(51,566)
Others	1,578	1,292
Intangible assets, endning balance	5,754,681	5,902,886	6,090,962
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,283	2,283	2,283
Cost	11	2,283	2,283
Transfers to other asset categories	(2,272)
Intangible assets, endning balance	R$ 11	R$ 2,283	R$ 2,283